Quaker Investment Trust
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

November 1, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100F Street, N.E.
Washington, D.C. 20549

Re:	Quaker Investment Trust (the “Trust”)
File No.: 811-06260 and 033-38074

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Quaker Akros Absolute Return Fund, Quaker Event Arbitrage Fund, Quaker Global Tactical Allocation Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Growth Tactical Allocation Fund, Quaker Small-Cap Value Fund and Quaker Strategic Growth Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s registration statement dated October 29, 2013, and filed electronically as Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A on October 29, 2013.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC